TAXATION - Details of the net income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
TAXATION
Estimated taxable income of the Company	Rp 11,039		Rp 11,593	Rp 10,140
Total income tax expense - current	9,259	$ 595	9,556	9,798
Net income tax benefit - deferred	(549)	(36)	84	(541)
Net Income Tax Expense	Rp 8,710	$ 559	9,640	9,257
Change in tax rate	3.00%	3.00%
Domestic Corporate Taxpayers
TAXATION
Applicable tax rate	22.00%	22.00%
The company
TAXATION
Corporate income tax	Rp 2,098		2,202	1,927
Current corporate income tax expense:				1
Final tax expense	36		34	48
Total income tax expense - current	2,134		2,236	1,976
Net income tax benefit - deferred	Rp (102)		Rp (614)	Rp 8
Threshold percentage of interest owned by public	40.00%	40.00%
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
The company | Cost to obtain contracts
TAXATION
Net income tax benefit - deferred	Rp (24)		Rp (17)	Rp (45)
The company | Net periodic pension and other post-employment benefits costs and provision for employee benefits
TAXATION
Net income tax benefit - deferred	25		(134)	179
The company | Leases
TAXATION
Net income tax benefit - deferred	(1)		(1)	(3)
The company | Valuation of long-term investments
TAXATION
Net income tax benefit - deferred				(11)
The company | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred	(174)		(217)	13
The company | Trade receivables write-off (provision for expected credit losses of receivables)
TAXATION
Net income tax benefit - deferred	10		(71)	(48)
The company | Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)
TAXATION
Net income tax benefit - deferred	(13)			3
The company | Amortization of (addition to) deferred installation fee
TAXATION
Net income tax benefit - deferred	(20)		(64)	(28)
The company | Amortization of intangible assets, land rights and others
TAXATION
Net income tax benefit - deferred	(1)		1	(4)
The company | Provision for employee benefits
TAXATION
Net income tax benefit - deferred	96		(111)	(48)
Subsidiaries
TAXATION
Corporate income tax	7,125		7,318	7,819
Final tax expense			2	3
Total income tax expense - current	7,125		7,320	7,822
Net income tax benefit - deferred	Rp (447)		Rp 698	Rp (549)
Applicable tax rate	22.00%	22.00%	22.00%	22.00%
Telkomsel
TAXATION
Net income tax benefit - deferred	Rp (432)		Rp 587	Rp (575)
Telkomsel | Leases
TAXATION
Net income tax benefit - deferred	58		(84)	29
Telkomsel | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred	(178)		100	(324)
Telkomsel | Trade receivables write-off (provision for expected credit losses of receivables)
TAXATION
Net income tax benefit - deferred	35		103	(384)
Telkomsel | Fair value measurement of other financial instruments
TAXATION
Net income tax benefit - deferred	(542)		549
Telkomsel | Net periodic post-retirement health care benefit costs
TAXATION
Net income tax benefit - deferred				0
Telkomsel | Amortization of (addition to) license
TAXATION
Net income tax benefit - deferred	(6)		28	(27)
Telkomsel | Provision for employee benefits
TAXATION
Net income tax benefit - deferred	(33)		(128)	84
Telkomsel | Contract liabilities
TAXATION
Net income tax benefit - deferred			(9)	9
Telkomsel | Contract cost
TAXATION
Net income tax benefit - deferred			27	(27)
Telkomsel | Other financial instruments
TAXATION
Net income tax benefit - deferred	234		1	65
Subsidiaries - others
TAXATION
Net income tax benefit - deferred	Rp (15)		Rp 111	Rp 26